(Loss)/Earnings Per Share - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to iQIYI, Inc.	¥ 764,059	$ 104,676	¥ 1,925,469	¥ (136,212)
Net (loss)/income attributable to ordinary shareholders	764,059	104,676	1,925,469	(136,212)
Class A Ordinary Shares
Numerator:
Net (loss) income attributable to iQIYI, Inc.	418,801	57,376	1,048,303	(67,733)
Net (loss)/income attributable to ordinary shareholders	418,801	57,376	1,048,303	(67,733)
Allocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders	422,331	57,859	1,067,342	(67,733)
Reallocation of net (loss) income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	341,728	46,817	858,127	(68,479)
Numerator used for diluted (loss)/earnings per share	¥ 764,059	$ 104,676	¥ 1,925,469	¥ (136,212)
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,688,877,543	3,688,877,543	3,634,425,531	2,977,609,078
Weighted average number of ordinary shares outstanding, diluted	6,799,500,149	6,799,500,149	6,823,628,066	5,988,021,425
Conversion of Class B to Class A ordinary shares	3,041,097,278	3,041,097,278	3,041,097,278	3,010,412,347
Share-based awards	69,525,328	69,525,328	148,105,257	0
(Loss)/earnings per share-basic | (per share)	¥ 0.11	$ 0.02	¥ 0.29	¥ (0.02)
(Loss)/earnings per share-diluted | (per share)	¥ 0.11	$ 0.02	¥ 0.28	¥ (0.02)
Class B Ordinary Shares
Numerator:
Net (loss) income attributable to iQIYI, Inc.	¥ 345,258	$ 47,300	¥ 877,166	¥ (68,479)
Net (loss)/income attributable to ordinary shareholders	345,258	47,300	877,166	(68,479)
Allocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders	341,728	46,817	858,127	(68,479)
Reallocation of net (loss) income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator used for diluted (loss)/earnings per share	¥ 341,728	$ 46,817	¥ 858,127	¥ (68,479)
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,041,097,278	3,041,097,278	3,041,097,278	3,010,412,347
Weighted average number of ordinary shares outstanding, diluted	3,041,097,278	3,041,097,278	3,041,097,278	3,010,412,347
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
(Loss)/earnings per share-basic | (per share)	¥ 0.11	$ 0.02	¥ 0.29	¥ (0.02)
(Loss)/earnings per share-diluted | (per share)	¥ 0.11	$ 0.02	¥ 0.28	¥ (0.02)